Commitments and Contingencies	6 Months Ended
Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
13.	Commitments and Contingencies
The contractual obligations schedule set forth below summarizes our contractual obligations excluding interest payable as of June 30, 2019.

	Remainder of 2019	2020	2021	2022	2023	Thereafter	Total
		(in thousands)
Marine Export Terminal capital contributions*	45,000	19,500	—	—	—	—	64,500
Secured term loan facilities and revolving credit facilities	34,875	69,750	69,750	311,611	142,503	63,537	692,026
2017 Bonds	—	—	100,000	—	—	—	100,000
2018 Bonds**	—	—	—	—	71,697	—	71,697
Office operating leases	745	1,276	1,124	93	—	—	3,238

Total contractual obligations	$80,620	$90,526	$170,874	$311,704	$214,200	$63,537	$931,461

*	On July 9, 2019, the Company made a capital contribution of $12.5 million, reducing the remaining contributions required for 2019 from $45.0 million to $32.5 million for our portion of the capital cost for the construction of the Marine Export Terminal.

**	The Company has NOK 600 million of 2018 Bonds that mature in 2023 issued in the Norwegian Bond market (see Note 7—Senior Secured Bond). The Company has entered into a cross-currency interest rate swap agreement, to swap all interest and principal payments of the 2018 Bonds into U.S. Dollars, with the interest payments at 6.608% plus 3-month U.S. LIBOR and the transfer of the principal amount fixed at $71.7 million upon maturity in exchange for NOK 600 million (see Note 9 (Derivative Instruments Accounted for at Fair Value) to the unaudited condensed consolidated financial statements).

The Company occupies office space in London with a lease that commenced in January 2017 for a period of 10 years with a mutual break option in January 2022, which is the fifth
anniversary from the lease commencement date. This break option has not been recognized as part of the right-of-use
asset and lease liability associated with the lease. The gross rent per year is approximately $1.1 million.
The Company entered into a lease for office space in New York that commenced June 1, 2017 and expires on
May 31, 2020
. An option to extend the lease for a further two years has been recognized as part of the right-of-use
asset and lease liability associated with the lease. The annual gross rent under this lease is approximately $0.4 million, subject to certain adjustments.
The lease term for our representative office in Gdynia, Poland is for a period of five years
commencing from
January
2017. The gross rent per year is approximately $60,000.
The weighted average remaining contractual lease term for the above three office leases on June 30, 2019 was 2.4 years.